Leasing - Maturities of Operating and Finance Leases After Adopting 2016-02 (Details) $ in Millions	Dec. 31, 2019 USD ($)
Operating leases
2020	$ 284
2021	224
2022	199
2023	166
2024	136
2025 and thereafter	1,057
Total lease payments	2,066
Less: Imputed interest	(294)
Total	1,772
Finance leases
2020	2
2021	0
2022	0
2023	0
2024	0
2025 and thereafter	0
Total lease payments	2
Less: Imputed interest	0
Total	$ 2